Related Party Transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	$ 5,234	$ 10
Long-term payable to related party		4,737
Accounts and other receivable from related party	1,137	6,986
Due from Other Related Parties, Current	15	0
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	2	10
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	0	1,289
Due to Other Related Parties, Current	1,343	0
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	0	3,448
Due to Other Related Parties, Current	3,594	0
Beijing Xiaomi [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	783	6,738
Beijing Millet Payment Technologies Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	175	92
Shenzhen Crystal Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	6	6
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	9	9
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	6	5
Guangzhou Millet [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	295	0
Accounts and other receivable from related party	0	136
Xiaomi Technology [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	$ 143	$ 0